Other Accounts Receivable (Details) - Schedule of account comprises - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of account comprises [Abstract]
Total Advances to suppliers (a)	S/ 33,769	S/ 76,200
Current Advances to suppliers (a)	33,769	76,200
Non-current Advances to suppliers (a)
Total Income tax on-account payments (b)	44,072	48,052
Current Income tax on-account payments (b)	44,072	48,052
Non-current Income tax on-account payments (b)
Total VAT credit (c)	47,295	54,076
Current VAT credit (c)	38,924	43,498
Non-current VAT credit (c)	8,371	10,578
TotalGuarantee deposits (d)	199,132	204,474
Current Guarantee deposits (d)	185,334	143,156
Non-current Guarantee deposits (d)	13,798	61,318
TotalClaims to third parties (e)	215,943	196,744
Current Claims to third parties (e)	186,065	92,927
Non-current Claims to third parties (e)	29,878	103,817
Total Petroleos del Peru S.A.- Petroperu S.A. (f)	106,077	87,826
Current Petroleos del Peru S.A.- Petroperu S.A. (f)	19,262	17,132
Non-current Petroleos del Peru S.A.- Petroperu S.A. (f)	86,815	70,694
Total ITAN and other tax receivable	48,378	63,003
Current ITAN and other tax receivable	17,302	30,468
Non-current ITAN and other tax receivable	31,076	32,535
Total Restricted funds (g)	7,346	29,121
Current Restricted funds (g)		2,092
Non-current Restricted funds (g)	7,346	27,029
Total Rental and sale of equipment - Cumbra Peru S.A. projects	32,827	29,149
Current Rental and sale of equipment - Cumbra Peru S.A. projects	32,827	29,149
Non-current Rental and sale of equipment - Cumbra Peru S.A. projects
Total Accounts receivable from personneel	16,963	10,957
Current Accounts receivable from personneel	16,963	10,957
Non-current Accounts receivable from personneel
Total Consorcio Panorama (h)	27,193	25,026
Current Consorcio Panorama (h)
Non-current Consorcio Panorama (h)	27,193	25,026
Total Other minors	38,993	10,388
Current Other minors	38,854	9,738
Non-current Other minors	139	650
Total accounts receivable gross	817,987	835,016
Current accounts receivable gross	613,371	503,369
Non-current accounts receivable gross	204,616	331,647
Total Impairment (i)	(129,569)	(102,050)
Current Impairment (i)	(126,313)	(98,626)
Non-current Impairment (i)	(3,256)	(3,424)
Total accounts receivable net	688,418	732,966
Current accounts receivable net	487,058	404,743
Non-current accounts receivable net	S/ 201,360	S/ 328,223